Segmented information - Revenues by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 24,174	$ 23,449
BELL WIRELESS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	9,535	8,948
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	20,956	20,350
Wireless | BELL WIRELESS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	6,821	6,355
Wireline data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	7,920	7,871
Wireline voice
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	3,002	3,154
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,904	2,681
Other wireline services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	309	289
Total products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	3,218	3,099
Wireless | BELL WIRELESS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,714	2,593
Wireline data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	459	463
Wireline equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 45	$ 43